Commitments and Contingencies	12 Months Ended
Dec. 31, 2025
Commitments and Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES	Note 19 - COMMITMENTS AND CONTINGENCIES As of December 31, 2025, the Company had no commitments or contingencies.